Investment Risks	Oct. 20, 2026
xETFs Samsung Group ETF | Samsung Group Risk Member
Prospectus [Line Items]
Risk [Text Block]	Samsung Group Risk. The Fund’s assets are concentrated in companies affiliated with a single South Korean business group. The Fund’s performance will depend significantly on the overall condition, performance, and reputation of the Samsung Group and, in particular, of Samsung Electronics Co., Ltd. and other large group affiliates that are expected to represent a substantial portion of the Fund’s assets. Samsung Group Companies are interconnected through cross-shareholdings, a common brand identity, intercompany supply, commercial, and financing relationships, and, in certain cases, common or affiliated controlling shareholders. As a result, adverse developments affecting one Samsung Group Company – including operational setbacks, litigation, regulatory or enforcement actions, credit events, or reputational damage (including events involving controlling shareholders or senior management, or events affecting the Samsung brand generally) – may negatively affect other members of the group and the value of the Fund’s portfolio as a whole, even where those members’ businesses are otherwise unrelated. Strategic, capital allocation, or restructuring decisions may be made at the group level or by controlling shareholders in a manner that favors the interests of the group or its controlling family over those of minority shareholders. In addition, changes in the composition of the Samsung Group (including as a result of changes in KFTC designations, restructurings, mergers, spin-offs, or divestitures) may cause a company to cease to qualify as a Samsung Group Company and may require the Fund to buy or sell securities at disadvantageous times or prices. The Fund’s investment universe is limited to a small number of eligible companies, and the Fund does not seek broad market exposure and will not diversify away from the Samsung Group even during periods when the Samsung Group underperforms the broader Korean or global equity markets.
xETFs Samsung Group ETF | Chaebol And Corporate Governance Risk Member
Prospectus [Line Items]
Risk [Text Block]	Chaebol and Corporate Governance Risk. The Fund invests substantially all of its assets in companies that are members of large, family-influenced South Korean business groups known as “chaebols.” Chaebol ownership structures are frequently characterized by complex webs of cross-shareholdings and circular ownership, concentrated control by founding families that may hold relatively small direct economic stakes, significant intercompany and related-party transactions, and group-level strategic decision-making. These characteristics may give rise to conflicts of interest, related-party transactions on terms unfavorable to minority shareholders, opaque capital allocation, succession-related uncertainty, and corporate actions (including mergers, spin-offs, and transfers of assets or business lines among affiliates) that are not aligned with the interests of minority shareholders. Chaebols and their controlling shareholders have historically been, and may in the future be, the subject of governmental investigations, enforcement actions, and criminal proceedings. In addition, legislative and regulatory reform efforts in South Korea – including amendments to South Korea’s Commercial Act, KFTC regulation of large business groups, and corporate governance and capital markets initiatives – could require or encourage changes to group ownership structures, cross-shareholding arrangements, dividend policies, or intercompany arrangements. Such developments could positively or negatively affect the value of the Fund’s investments, and may do so suddenly and unpredictably.
xETFs Samsung Group ETF | Semiconductor Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Semiconductor Industry Risk. Competitive pressures may have a significant effect on the financial condition of companies in the semiconductor industry. The Fund is subject to the risk that companies that are in the semiconductor industry may be similarly affected by particular economic or market events. As product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Semiconductor companies are vulnerable to wide fluctuations in securities prices due to rapid product obsolescence. Many semiconductor companies may not successfully introduce new products, develop and maintain a loyal customer base or achieve general market acceptance for their products, and failure to do so could have a material adverse effect on their business, results of operations and financial condition. Reduced demand for end-user products, underutilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor industry. Semiconductor companies typically face high capital costs and such companies may need additional financing, which may be difficult to obtain. Semiconductor companies depend significantly on third-party suppliers and the availability of raw materials and may be adversely affected by supply chain disruptions. They also may be subject to risks relating to research and development costs and the availability and price of components. Moreover, they may be heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Some of the companies involved in the semiconductor industry are also engaged in other lines of business unrelated to the semiconductor business, and they may experience problems with these lines of business, which could adversely affect their operating results. The international operations of many semiconductor companies expose them to risks associated with instability and changes in economic and political conditions, foreign currency fluctuations, changes in foreign regulations, competition from subsidized foreign competitors with lower production costs, tariffs and trade disputes, and other risks inherent to international business. The semiconductor industry is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. Companies in the semiconductor industry also may be subject to competition from new market entrants. The stock prices of companies in the semiconductor industry have been and will likely continue to be extremely volatile compared to the overall market.
Further, the Fund may have significant exposure to issuers involved in high-bandwidth memory (“HBM”), advanced semiconductor packaging, and AI-related semiconductor infrastructure technologies, which may be subject to rapid technological change, concentrated customer demand, and cyclical capital expenditure trends. Because AI is a significant growth driver for the semiconductor industry, the industry may be adversely impacted by uncertainties and outcomes associated with the use and evolution of AI.
xETFs Samsung Group ETF | Information Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Information Technology Sector Risk. The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.

xETFs Samsung Group ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there also is the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.
xETFs Samsung Group ETF | Risk Of Investing In South Korea Risk Member
Prospectus [Line Items]
Risk [Text Block]	Risk of Investing in South Korea. Investments in South Korean issuers will subject the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to South Korea. The South Korean economy may be significantly affected by government policies, changes in global demand for exports, and developments involving key industries such as semiconductors and technology. As a result of uncertain global and Korean economic, social, and political conditions, there has been significant volatility in the stock prices of Korean companies recently. In addition, South Korean issuers are often part of large, family-controlled business groups known as “chaebols,” which may present unique corporate governance risks. These risks may include complex ownership structures, cross-shareholdings, and the concentration of control within a small group of affiliated entities or controlling shareholders, which could result in conflicts of interest, limited shareholder influence, or decisions that are not aligned with the interests of minority shareholders.In addition, economic and political developments of South Korea’s neighbors, including escalated tensions involving North Korea and any outbreak of hostilities involving North Korea, or even the threat of an outbreak of hostilities, may have a severe adverse effect on the South Korean economy.
xETFs Samsung Group ETF | Single Country Risk Member
Prospectus [Line Items]
Risk [Text Block]	Single Country Risk. Because the Fund may invest a significant portion of its assets in companies in a specific country and region, the Fund is subject to greater risks of adverse developments in that country, region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the country or region, even in countries in which the Fund is not invested, may adversely affect the value of investments held by the Fund.
xETFs Samsung Group ETF | Foreign Custody And Settlement Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Custody and Settlement Risk. Investments in foreign securities involve risks related to clearing, settlement, and custody in markets outside the United States. Settlement of foreign transactions may take longer than in U.S. markets, which could delay the Fund’s receipt of proceeds. In less developed markets, custody and settlement systems may be less reliable or subject to limited oversight, increasing the risk of loss, delays, or difficulties in selling securities.
xETFs Samsung Group ETF | U.S.-China Chip-Related Export Restrictions Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S.-China Chip-Related Export Restrictions Risk. The United States, China, and other jurisdictions maintain export control, trade, and economic sanctions regimes that restrict the transfer of certain semiconductors, related equipment, software, and technologies. In recent years, the United States and other governments have imposed, and may continue to expand, restrictions on the export of advanced chips, semiconductor manufacturing equipment, computing power, or related technologies to China and China‑based entities. Such measures may adversely affect companies in which the Fund invests by limiting access to key customers, disrupting supply chains, constraining end‑market demand, or increasing compliance costs. These restrictions could negatively impact the revenues, profitability, competitive position, and growth prospects of companies in which the Fund invests.
xETFs Samsung Group ETF | Currency Exchange Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Currency Exchange Rate Risk. The Fund invests in securities denominated in South Korean won. Investments denominated in non-U.S. currencies and investments in securities denominated or quoted in non‑U.S. currencies, currency exchange rates or interest rates are subject to non-U.S. currency risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Because the Fund’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund’s holdings goes up. Conversely, the U.S. dollar value of your investment in the Fund may go up if the value of the local currency appreciates against the U.S. dollar. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
xETFs Samsung Group ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. Counterparty risk is the risk that a counterparty to Fund transactions, including swap agreements, will be unable or unwilling to perform its contractual obligation to the Fund. The Fund may use swap agreements to gain exposure to one or more issuers. Through these investments, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments contemplated by such arrangements or otherwise to meet its contractual obligations (i.e., counterparty credit risk). If the counterparty becomes bankrupt or defaults on (or otherwise becomes unable or unwilling to perform) its payment or other obligations to the Fund, the Fund may not receive the full amount it is entitled to receive or may experience delays in recovering the collateral or other assets held by, or on behalf of, the counterparty. If this occurs, the value of your Shares in the Fund will decrease.In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. To the extent the Fund’s counterparties are concentrated in the financial services sector, the Fund bears the risk that those counterparties may be adversely affected by legislative or regulatory changes, adverse market conditions, increased competition, and/or wide scale credit losses resulting from financial difficulties or borrowers affecting that economic sector. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.
xETFs Samsung Group ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; and illiquidity of the derivative investments. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at inopportune times (e.g., at a loss to comply with limits on leverage imposed by the 1940 Act or when the Adviser otherwise would have preferred to hold the investment) or to meet redemption requests. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns. To the extent the Fund invests in such derivative instruments, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods.◦Swap Agreements Risk. Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying security). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be exchange-traded through a FCM and/or cleared through a clearinghouse that serves as a central counterparty. Swap agreements may be subject to fees and expenses, and by investing in swaps indirectly through the Fund, a shareholder will bear the expenses of such derivatives in addition to expenses of the Fund. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.
xETFs Samsung Group ETF | Derivatives Risk, Swap Agreements Risk Member
Prospectus [Line Items]
Risk [Text Block]	Swap Agreements Risk. Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying security). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be exchange-traded through a FCM and/or cleared through a clearinghouse that serves as a central counterparty. Swap agreements may be subject to fees and expenses, and by investing in swaps indirectly through the Fund, a shareholder will bear the expenses of such derivatives in addition to expenses of the Fund. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.
xETFs Samsung Group ETF | Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Active Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure in implementing strategies for the Fund. The Fund may invest in complex instruments, including swap agreements. Such instruments may create enhanced risks for the Fund, and the Adviser’s ability to control the Fund’s level of risk will depend on the Adviser’s skill in managing such instruments. In addition, the Adviser’s evaluations and assumptions regarding investments, interest rates, inflation, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.
xETFs Samsung Group ETF | Cash Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Transaction Risk. The Fund may effect creations and redemptions for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur certain costs, such as portfolio transaction costs. These costs can decrease the Fund’s NAV if not offset by an AP transaction fee.
xETFs Samsung Group ETF | Collateral Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Collateral Securities Risk. Collateral may include obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, as well as money market funds and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund. The Fund’s investments in U.S. government securities will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness.
Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds.
Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Interest rate risk is the risk that interest rates rise and fall over time. For example, the value of fixed-income securities generally decrease when interest rates rise, which may cause the Fund’s value to decrease. Also, investments in fixed-income securities with longer maturities fluctuate more in response to interest rate changes. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.
xETFs Samsung Group ETF | Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. Because the Fund concentrates in the information technology group of related industries, it is subject to greater loss from adverse developments affecting those industries than a more broadly diversified fund and it may diverge materially from the broader market.
xETFs Samsung Group ETF | Depositary Receipt Risk Member
Prospectus [Line Items]
Risk [Text Block]	Depositary Receipt Risk. Depositary receipts, including ADRs and GDRs, involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. Depositary receipts listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). GDRs are similar to ADRs in that they are certificates evidencing ownership of shares of a foreign issuer; however, GDRs may be issued in bearer form and denominated in other currencies and are generally designed for use in specific or multiple securities markets outside the U.S. When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares.
xETFs Samsung Group ETF | Early Close/Trading Halt Risk Member
Prospectus [Line Items]
Risk [Text Block]	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific investments, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses.
xETFs Samsung Group ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an ETF and may invest in other ETFs and ETPs. As a result, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading Risk. Although Shares are listed for trading on the The Nasdaq Stock Market, LLC (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
xETFs Samsung Group ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
xETFs Samsung Group ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
xETFs Samsung Group ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
xETFs Samsung Group ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading Risk. Although Shares are listed for trading on the The Nasdaq Stock Market, LLC (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
xETFs Samsung Group ETF | Financial Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Financial Sector Risk. The Fund is expected to have exposure to companies in the financial sector, including insurance companies, securities firms, and credit card and consumer finance companies. Companies in the financial sector are subject to extensive governmental regulation and supervision, which may limit the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, and the amount of capital they must maintain, and which may change frequently and unpredictably. The profitability of financial services companies is largely dependent on the availability and cost of capital and can fluctuate significantly as a result of changes in interest rates, as well as general economic conditions and credit losses resulting from financial difficulties of borrowers or counterparties. Insurance companies are additionally subject to risks relating to the pricing and underwriting of policies, catastrophic and severe weather events, mortality and morbidity experience, the adequacy of reserves, and changes in insurance regulation and accounting standards. Securities firms are subject to risks associated with market volatility, trading volumes, and asset values, which directly affect brokerage, asset management, and investment banking revenues. Consumer finance companies are subject to credit risk of consumers, regulation of fees and interest rates, and competition from other payment platforms and lenders.
xETFs Samsung Group ETF | Foreign Withholding Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Withholding Tax Risk. Income earned on foreign stocks and securities may be subject to foreign withholding taxes, which could reduce the Fund’s returns. In particular, dividends paid by Korean issuers are generally subject to Korean withholding tax (currently at a rate of 22%, subject to reduction under applicable tax treaties). The Fund may not be able to fully recover or offset such withholding taxes, and any such taxes will reduce the Fund’s income and, accordingly, the amount of distributions to shareholders.
xETFs Samsung Group ETF | Healthcare And Biotechnology Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Healthcare and Biotechnology Industry Risk. The Fund is expected to have exposure to companies engaged in biologic drug manufacturing and other biotechnology and life sciences activities. These companies are subject to extensive regulation by Korea’s Ministry of Food and Drug Safety, the U.S. Food and Drug Administration and other comparable regulatory authorities, and their operations, facilities, and products are subject to inspection, approval, and ongoing compliance requirements, the failure of which could result in production suspensions, recalls, fines, or loss of customers. Contract development and manufacturing businesses may depend on a concentrated number of customers and long-term contracts, and the loss, renegotiation, or non-renewal of significant customer relationships could materially affect revenues. These companies are also subject to risks relating to rapid technological change and obsolescence, competition (including from biosimilar manufacturers), the protection and potential infringement of intellectual property rights, product liability claims, pricing and reimbursement pressures, and substantial and ongoing capital expenditure requirements for the construction and validation of manufacturing capacity, which may not be matched by customer demand.
xETFs Samsung Group ETF | Industrials, Shipbuilding, And Construction Risk Member
Prospectus [Line Items]
Risk [Text Block]	Industrials, Shipbuilding, and Construction Risk. The Fund is expected to have exposure to companies engaged in shipbuilding, offshore engineering, engineering and construction, plant engineering, and trading. These businesses are highly cyclical and sensitive to global trade volumes, commodity and energy prices, infrastructure and industrial capital spending, and general economic conditions. Contracts are typically long-term and may be fixed-price, exposing companies to cost overruns, delays, penalties, contract cancellations or renegotiations, disputes with project owners, and counterparty credit risk. Fluctuations in the price of steel and other raw materials, shortages of skilled labor, and currency movements can significantly affect profitability. Construction and engineering companies operating internationally are additionally exposed to political, legal, and payment risks in the jurisdictions in which their projects are located.
xETFs Samsung Group ETF | Issuer-Specific Risk Member
Prospectus [Line Items]
Risk [Text Block]	Issuer-Specific Risk. Because the Fund may take large positions in a single issuer, the Fund may be more sensitive to events affecting an individual issuer than a more broadly invested fund.
xETFs Samsung Group ETF | Large-Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large-Capitalization Company Risk. A significant portion of the Fund’s assets is expected to be invested in the securities of large-capitalization companies. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. During different market cycles, the performance of large-capitalization companies has trailed the overall performance of the broader securities markets.
xETFs Samsung Group ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices.
xETFs Samsung Group ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, government actions or interventions (including, but not limited, to the threat or imposition of tariffs, trade restrictions, currency restrictions or similar actions) as well as developments related to economic, political (including geopolitical), social, public health, market, extreme weather, natural or man-made disasters, or other conditions or events have in the past and may in the future result in volatility in financial markets and reduced liquidity in equity, credit, and/or debt markets, which could adversely impact the Fund and its investments and their value and performance. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.
xETFs Samsung Group ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision.
xETFs Samsung Group ETF | Other Investment Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Other Investment Companies Risk. The Fund may invest in shares of other investment companies, including U.S. or foreign ETFs and other ETPs. As a shareholder of another investment company, the Fund bears its proportionate share of that company’s fees and expenses in addition to the Fund’s own fees and expenses, and the Fund’s performance depends in part on the performance of the underlying fund. Shares of ETFs and other ETPs may trade at prices that differ from their net asset value, and the Fund may pay a premium or receive a discount relative to net asset value when purchasing or selling such shares.
◦Affiliated ETF Risk. To the extent a Fund invests in an affiliated ETF, the Fund’s investment performance and risks are directly related to the investment performance and risks of the affiliated ETF. In addition, the Adviser may have an incentive to take into account the effect on an affiliated ETF in which the Fund may invest in determining whether, and under what circumstances, to purchase or sell shares in that affiliated ETF. Although the Adviser takes steps to address the conflicts of interest, it is possible that the conflicts could impact a Fund.

xETFs Samsung Group ETF | Other Investment Companies Risk, Affiliated ETF Risk Member
Prospectus [Line Items]
Risk [Text Block]	Affiliated ETF Risk. To the extent a Fund invests in an affiliated ETF, the Fund’s investment performance and risks are directly related to the investment performance and risks of the affiliated ETF. In addition, the Adviser may have an incentive to take into account the effect on an affiliated ETF in which the Fund may invest in determining whether, and under what circumstances, to purchase or sell shares in that affiliated ETF. Although the Adviser takes steps to address the conflicts of interest, it is possible that the conflicts could impact a Fund.
xETFs Samsung Group ETF | Small- And Mid-Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small- and Mid-Capitalization Company Risk. In addition to its holdings in large-capitalization companies, the Fund is expected to have exposure to small- and mid-capitalization Samsung Group Companies. Compared to large-capitalization companies, small- and mid-capitalization companies may have more limited product lines, markets, and financial and managerial resources, and their securities may trade in lower volumes and be subject to greater and more unpredictable price changes than the securities of larger companies. There is typically less publicly available information about small- and mid-capitalization companies than about larger, more established companies, which may make it more difficult to evaluate such companies. Small- and mid-capitalization companies may also be more sensitive to changes in interest rates, government regulation, borrowing costs, and earnings, and their securities may be less liquid than those of larger companies, which could make them more difficult to sell at an advantageous time or price.
xETFs Samsung Group ETF | Tax Risk – RIC Qualification And Diversification Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk – RIC Qualification and Diversification Risk. The Fund intends to qualify and to elect to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). To qualify as a RIC, the Fund must meet certain source-of-income and asset diversification requirements, including requirements that, at the close of each quarter of the Fund’s taxable year, (i) at least 50% of the value of the Fund’s total assets consist of cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, with respect to any one issuer, to no more than 5% of the value of the Fund’s total assets and no more than 10% of the outstanding voting securities of such issuer; and (ii) no more than 25% of the value of the Fund’s total assets be invested in the securities of any one issuer (other than U.S. government securities or securities of other RICs) or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses. Because the Fund invests in a limited number of issuers affiliated with a single business group or a small number of related business groups, and expects certain individual positions to approach the applicable limits, compliance with these diversification requirements may constrain the Fund’s ability to implement its investment strategy through direct holdings of portfolio securities. Although the Fund intends to operate so that each portfolio company is treated as a separate issuer for these purposes, there can be no assurance that the Internal Revenue Service would not seek to treat two or more affiliated companies as a single issuer or otherwise challenge the Fund’s compliance with the diversification requirements. If direct holdings of portfolio securities would, or could, cause the Fund to fail to satisfy the diversification requirements, the Fund may obtain exposure through swap agreements or other instruments, which involve additional costs and risks (see “Counterparty Risk” and “Derivatives Risk” above), or may be required to sell or reduce positions at disadvantageous times or prices, which could adversely affect the Fund’s performance and its ability to fully implement its investment strategy. If the Fund were to fail to qualify as a RIC in any taxable year and were ineligible for, or otherwise unable to cure, such failure, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax- exempt income and net long-term capital gains, would be taxable to shareholders as ordinary dividend income, which would materially reduce returns to shareholders.

xETFs Samsung Group ETF | Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]	Volatility Risk. The value of certain of the Fund’s investments, including swaps, is subject to market risk. Market risk is the risk that the value of the investments to which the Fund is exposed will fall, which could occur due to general market or economic conditions or other factors.
xETFs Samsung Group ETF | Whipsaw Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Whipsaw Markets Risk. The Fund may be subject to the forces of “whipsaw” markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. “Whipsaw” describes a situation where a security’s price is moving in one direction but then quickly pivots to move in the opposite direction. Such market conditions could cause substantial losses to the Fund.
xETFs Samsung Group ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund
xETFs Samsung Group ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
xETFs Hyundai Group ETF | Chaebol And Corporate Governance Risk Member
Prospectus [Line Items]
Risk [Text Block]	Chaebol and Corporate Governance Risk. The Fund invests substantially all of its assets in companies that are members of large, family-influenced South Korean business groups known as “chaebols.” Chaebol ownership structures are frequently characterized by complex webs of cross-shareholdings and circular ownership, concentrated control by founding families that may hold relatively small direct economic stakes, significant intercompany and related-party transactions, and group-level strategic decision-making. These characteristics may give rise to conflicts of interest, related-party transactions on terms unfavorable to minority shareholders, opaque capital allocation, succession-related uncertainty, and corporate actions (including mergers, spin-offs, and transfers of assets or business lines among affiliates) that are not aligned with the interests of minority shareholders. Chaebols and their controlling shareholders have historically been, and may in the future be, the subject of governmental investigations, enforcement actions, and criminal proceedings. In addition, legislative and regulatory reform efforts in South Korea – including amendments to South Korea’s Commercial Act, KFTC regulation of large business groups, and corporate governance and capital markets initiatives – could require or encourage changes to group ownership structures, cross-shareholding arrangements, dividend policies, or intercompany arrangements. Such developments could positively or negatively affect the value of the Fund’s investments, and may do so suddenly and unpredictably.
xETFs Hyundai Group ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there also is the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.
xETFs Hyundai Group ETF | Risk Of Investing In South Korea Risk Member
Prospectus [Line Items]
Risk [Text Block]	Risk of Investing in South Korea. Investments in South Korean issuers will subject the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to South Korea. The South Korean economy may be significantly affected by government policies, changes in global demand for exports, and developments involving key industries such as semiconductors and technology. As a result of uncertain global and Korean economic, social, and political conditions, there has been significant volatility in the stock prices of Korean companies recently. In addition, South Korean issuers are often part of large, family-controlled business groups known as “chaebols,” which may present unique corporate governance risks. These risks may include complex ownership structures, cross-shareholdings, and the concentration of control within a small group of affiliated entities or controlling shareholders, which could result in conflicts of interest, limited shareholder influence, or decisions that are not aligned with the interests of minority shareholders.In addition, economic and political developments of South Korea’s neighbors, including escalated tensions involving North Korea and any outbreak of hostilities involving North Korea, or even the threat of an outbreak of hostilities, may have a severe adverse effect on the South Korean economy.
xETFs Hyundai Group ETF | Single Country Risk Member
Prospectus [Line Items]
Risk [Text Block]	Single Country Risk. Because the Fund may invest a significant portion of its assets in companies in a specific country and region, the Fund is subject to greater risks of adverse developments in that country, region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the country or region, even in countries in which the Fund is not invested, may adversely affect the value of investments held by the Fund.
xETFs Hyundai Group ETF | Foreign Custody And Settlement Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Custody and Settlement Risk. Investments in foreign securities involve risks related to clearing, settlement, and custody in markets outside the United States. Settlement of foreign transactions may take longer than in U.S. markets, which could delay the Fund’s receipt of proceeds. In less developed markets, custody and settlement systems may be less reliable or subject to limited oversight, increasing the risk of loss, delays, or difficulties in selling securities.
xETFs Hyundai Group ETF | U.S.-China Chip-Related Export Restrictions Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S.-China Chip-Related Export Restrictions Risk. The United States, China, and other jurisdictions maintain export control, trade, and economic sanctions regimes that restrict the transfer of certain semiconductors, related equipment, software, and technologies. In recent years, the United States and other governments have imposed, and may continue to expand, restrictions on the export of advanced chips, semiconductor manufacturing equipment, computing power, or related technologies to China and China‑based entities. Such measures may adversely affect companies in which the Fund invests by limiting access to key customers, disrupting supply chains, constraining end‑market demand, or increasing compliance costs. These restrictions could negatively impact the revenues, profitability, competitive position, and growth prospects of companies in which the Fund invests.
xETFs Hyundai Group ETF | Currency Exchange Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Currency Exchange Rate Risk. The Fund invests in securities denominated in South Korean won. Investments denominated in non-U.S. currencies and investments in securities denominated or quoted in non‑U.S. currencies, currency exchange rates or interest rates are subject to non-U.S. currency risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Because the Fund’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund’s holdings goes up. Conversely, the U.S. dollar value of your investment in the Fund may go up if the value of the local currency appreciates against the U.S. dollar. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
xETFs Hyundai Group ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. Counterparty risk is the risk that a counterparty to Fund transactions, including swap agreements, will be unable or unwilling to perform its contractual obligation to the Fund. The Fund may use swap agreements to gain exposure to one or more issuers. Through these investments, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments contemplated by such arrangements or otherwise to meet its contractual obligations (i.e., counterparty credit risk). If the counterparty becomes bankrupt or defaults on (or otherwise becomes unable or unwilling to perform) its payment or other obligations to the Fund, the Fund may not receive the full amount it is entitled to receive or may experience delays in recovering the collateral or other assets held by, or on behalf of, the counterparty. If this occurs, the value of your Shares in the Fund will decrease.In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. To the extent the Fund’s counterparties are concentrated in the financial services sector, the Fund bears the risk that those counterparties may be adversely affected by legislative or regulatory changes, adverse market conditions, increased competition, and/or wide scale credit losses resulting from financial difficulties or borrowers affecting that economic sector. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.
xETFs Hyundai Group ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; and illiquidity of the derivative investments. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at inopportune times (e.g., at a loss to comply with limits on leverage imposed by the 1940 Act or when the Adviser otherwise would have preferred to hold the investment) or to meet redemption requests. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns. To the extent the Fund invests in such derivative instruments, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods.◦Swap Agreements Risk. Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying security). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be exchange-traded through a FCM and/or cleared through a clearinghouse that serves as a central counterparty. Swap agreements may be subject to fees and expenses, and by investing in swaps indirectly through the Fund, a shareholder will bear the expenses of such derivatives in addition to expenses of the Fund. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.
xETFs Hyundai Group ETF | Derivatives Risk, Swap Agreements Risk Member
Prospectus [Line Items]
Risk [Text Block]	Swap Agreements Risk. Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying security). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be exchange-traded through a FCM and/or cleared through a clearinghouse that serves as a central counterparty. Swap agreements may be subject to fees and expenses, and by investing in swaps indirectly through the Fund, a shareholder will bear the expenses of such derivatives in addition to expenses of the Fund. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.
xETFs Hyundai Group ETF | Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Active Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure in implementing strategies for the Fund. The Fund may invest in complex instruments, including swap agreements. Such instruments may create enhanced risks for the Fund, and the Adviser’s ability to control the Fund’s level of risk will depend on the Adviser’s skill in managing such instruments. In addition, the Adviser’s evaluations and assumptions regarding investments, interest rates, inflation, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.
xETFs Hyundai Group ETF | Cash Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Transaction Risk. The Fund may effect creations and redemptions for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur certain costs, such as portfolio transaction costs. These costs can decrease the Fund’s NAV if not offset by an AP transaction fee.
xETFs Hyundai Group ETF | Collateral Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Collateral Securities Risk. Collateral may include obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, as well as money market funds and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund. The Fund’s investments in U.S. government securities will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness.
Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds.
Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Interest rate risk is the risk that interest rates rise and fall over time. For example, the value of fixed-income securities generally decrease when interest rates rise, which may cause the Fund’s value to decrease. Also, investments in fixed-income securities with longer maturities fluctuate more in response to interest rate changes. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.
xETFs Hyundai Group ETF | Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. Because the Fund concentrates in the automobiles & components group of related industries, it is subject to greater loss from adverse developments affecting those industries than a more broadly diversified fund and it may diverge materially from the broader market.
xETFs Hyundai Group ETF | Depositary Receipt Risk Member
Prospectus [Line Items]
Risk [Text Block]	Depositary Receipt Risk. Depositary receipts, including ADRs and GDRs, involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. Depositary receipts listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). GDRs are similar to ADRs in that they are certificates evidencing ownership of shares of a foreign issuer; however, GDRs may be issued in bearer form and denominated in other currencies and are generally designed for use in specific or multiple securities markets outside the U.S. When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares.
xETFs Hyundai Group ETF | Early Close/Trading Halt Risk Member
Prospectus [Line Items]
Risk [Text Block]	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific investments, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses.
xETFs Hyundai Group ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an ETF and may invest in other ETFs and ETPs. As a result, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading Risk. Although Shares are listed for trading on the The Nasdaq Stock Market, LLC (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
xETFs Hyundai Group ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
xETFs Hyundai Group ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
xETFs Hyundai Group ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
xETFs Hyundai Group ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading Risk. Although Shares are listed for trading on the The Nasdaq Stock Market, LLC (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
xETFs Hyundai Group ETF | Foreign Withholding Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Withholding Tax Risk. Income earned on foreign stocks and securities may be subject to foreign withholding taxes, which could reduce the Fund’s returns. In particular, dividends paid by Korean issuers are generally subject to Korean withholding tax (currently at a rate of 22%, subject to reduction under applicable tax treaties). The Fund may not be able to fully recover or offset such withholding taxes, and any such taxes will reduce the Fund’s income and, accordingly, the amount of distributions to shareholders.
xETFs Hyundai Group ETF | Issuer-Specific Risk Member
Prospectus [Line Items]
Risk [Text Block]	Issuer-Specific Risk. Because the Fund may take large positions in a single issuer, the Fund may be more sensitive to events affecting an individual issuer than a more broadly invested fund.
xETFs Hyundai Group ETF | Large-Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large-Capitalization Company Risk. A significant portion of the Fund’s assets is expected to be invested in the securities of large-capitalization companies. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. During different market cycles, the performance of large-capitalization companies has trailed the overall performance of the broader securities markets.
xETFs Hyundai Group ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices.
xETFs Hyundai Group ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, government actions or interventions (including, but not limited, to the threat or imposition of tariffs, trade restrictions, currency restrictions or similar actions) as well as developments related to economic, political (including geopolitical), social, public health, market, extreme weather, natural or man-made disasters, or other conditions or events have in the past and may in the future result in volatility in financial markets and reduced liquidity in equity, credit, and/or debt markets, which could adversely impact the Fund and its investments and their value and performance. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.
xETFs Hyundai Group ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision.
xETFs Hyundai Group ETF | Other Investment Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Other Investment Companies Risk. The Fund may invest in shares of other investment companies, including U.S. or foreign ETFs and other ETPs. As a shareholder of another investment company, the Fund bears its proportionate share of that company’s fees and expenses in addition to the Fund’s own fees and expenses, and the Fund’s performance depends in part on the performance of the underlying fund. Shares of ETFs and other ETPs may trade at prices that differ from their net asset value, and the Fund may pay a premium or receive a discount relative to net asset value when purchasing or selling such shares.
◦Affiliated ETF Risk. To the extent a Fund invests in an affiliated ETF, the Fund’s investment performance and risks are directly related to the investment performance and risks of the affiliated ETF. In addition, the Adviser may have an incentive to take into account the effect on an affiliated ETF in which the Fund may invest in determining whether, and under what circumstances, to purchase or sell shares in that affiliated ETF. Although the Adviser takes steps to address the conflicts of interest, it is possible that the conflicts could impact a Fund.

xETFs Hyundai Group ETF | Other Investment Companies Risk, Affiliated ETF Risk Member
Prospectus [Line Items]
Risk [Text Block]	Affiliated ETF Risk. To the extent a Fund invests in an affiliated ETF, the Fund’s investment performance and risks are directly related to the investment performance and risks of the affiliated ETF. In addition, the Adviser may have an incentive to take into account the effect on an affiliated ETF in which the Fund may invest in determining whether, and under what circumstances, to purchase or sell shares in that affiliated ETF. Although the Adviser takes steps to address the conflicts of interest, it is possible that the conflicts could impact a Fund.
xETFs Hyundai Group ETF | Small- And Mid-Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small- and Mid-Capitalization Company Risk. In addition to its holdings in large-capitalization companies, the Fund is expected to have exposure to small- and mid-capitalization Hyundai Group Companies. Compared to large-capitalization companies, small- and mid-capitalization companies may have more limited product lines, markets, and financial and managerial resources, and their securities may trade in lower volumes and be subject to greater and more unpredictable price changes than the securities of larger companies. There is typically less publicly available information about small- and mid-capitalization companies than about larger, more established companies, which may make it more difficult to evaluate such companies. Small- and mid-capitalization companies may also be more sensitive to changes in interest rates, government regulation, borrowing costs, and earnings, and their securities may be less liquid than those of larger companies, which could make them more difficult to sell at an advantageous time or price.
xETFs Hyundai Group ETF | Tax Risk – RIC Qualification And Diversification Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk – RIC Qualification and Diversification Risk. The Fund intends to qualify and to elect to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). To qualify as a RIC, the Fund must meet certain source-of-income and asset diversification requirements, including requirements that, at the close of each quarter of the Fund’s taxable year, (i) at least 50% of the value of the Fund’s total assets consist of cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, with respect to any one issuer, to no more than 5% of the value of the Fund’s total assets and no more than 10% of the outstanding voting securities of such issuer; and (ii) no more than 25% of the value of the Fund’s total assets be invested in the securities of any one issuer (other than U.S. government securities or securities of other RICs) or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses. Because the Fund invests in a limited number of issuers affiliated with a single business group or a small number of related business groups, and expects certain individual positions to approach the applicable limits, compliance with these diversification requirements may constrain the Fund’s ability to implement its investment strategy through direct holdings of portfolio securities. Although the Fund intends to operate so that each portfolio company is treated as a separate issuer for these purposes, there can be no assurance that the Internal Revenue Service would not seek to treat two or more affiliated companies as a single issuer or otherwise challenge the Fund’s compliance with the diversification requirements. If direct holdings of portfolio securities would, or could, cause the Fund to fail to satisfy the diversification requirements, the Fund may obtain exposure through swap agreements or other instruments, which involve additional costs and risks (see “Counterparty Risk” and “Derivatives Risk” above), or may be required to sell or reduce positions at disadvantageous times or prices, which could adversely affect the Fund’s performance and its ability to fully implement its investment strategy. If the Fund were to fail to qualify as a RIC in any taxable year and were ineligible for, or otherwise unable to cure, such failure, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax- exempt income and net long-term capital gains, would be taxable to shareholders as ordinary dividend income, which would materially reduce returns to shareholders.
xETFs Hyundai Group ETF | Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]	Volatility Risk. The value of certain of the Fund’s investments, including swaps, is subject to market risk. Market risk is the risk that the value of the investments to which the Fund is exposed will fall, which could occur due to general market or economic conditions or other factors.
xETFs Hyundai Group ETF | Whipsaw Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Whipsaw Markets Risk. The Fund may be subject to the forces of “whipsaw” markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. “Whipsaw” describes a situation where a security’s price is moving in one direction but then quickly pivots to move in the opposite direction. Such market conditions could cause substantial losses to the Fund.
xETFs Hyundai Group ETF | Hyundai Group Risk Member
Prospectus [Line Items]
Risk [Text Block]	Hyundai Group Risk. The Fund’s assets are concentrated in companies affiliated with the Hyundai Motor Group and the HD Hyundai Group. The Fund’s performance will depend significantly on the overall condition, performance, and reputation of those groups and, in particular, on the automotive businesses of Hyundai Motor Company and Kia Corporation, which are expected to represent a substantial portion of the Fund’s assets. The Hyundai Motor Group and the HD Hyundai Group are independently controlled business groups that share a common historical origin and brand heritage but operate under separate ownership and management, and there can be no assurance that the two groups will pursue complementary strategies. Companies within each group are interconnected through cross-shareholdings, a common brand identity, intercompany supply, commercial, and financing relationships, and, in certain cases, common or affiliated controlling shareholders. As a result, adverse developments affecting one Hyundai Group Company – including operational setbacks, litigation, regulatory or enforcement actions, credit events, or reputational damage (including events involving controlling shareholders or senior management, or events affecting the Hyundai brand generally) – may negatively affect other members of one or both groups and the value of the Fund’s portfolio as a whole, even where those members’ businesses are otherwise unrelated. Strategic, capital allocation, or restructuring decisions may be made at the group level or by controlling shareholders in a manner that favors the interests of a group or its controlling family over those of minority shareholders. In addition, changes in the composition of either group (including as a result of changes in KFTC designations, restructurings, mergers, spin-offs, or divestitures) may cause a company to cease to qualify as a Hyundai Group Company and may require the Fund to buy or sell securities at disadvantageous times or prices. The Fund’s investment universe is limited to a small number of eligible companies, and the Fund does not seek broad market exposure and will not diversify away from the Hyundai Motor Group and the HD Hyundai Group even during periods when those groups underperform the broader Korean or global equity markets.
xETFs Hyundai Group ETF | Automotive Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Automotive Industry Risk. The Fund is expected to have significant exposure to companies in the automotive industry. The automotive industry is highly cyclical and sensitive to general economic conditions, consumer confidence and spending, interest rates and the availability and cost of consumer financing, fuel prices, and labor relations. Automotive companies face intense global competition, which may result in pricing pressure and reduced profitability. The industry is undergoing a significant transition toward electric, hybrid, software-defined, and autonomous vehicles, which requires substantial capital expenditures and research and development spending with uncertain returns, and companies that fail to manage this transition successfully may lose market share or experience impairments. Changes in government policies – including emissions and fuel-economy standards, vehicle safety regulation, and the adoption, modification, or withdrawal of subsidies and incentives for electric vehicles – may materially affect demand for particular vehicles and the profitability of their manufacturers. Tariffs, trade restrictions, local content requirements, and other protectionist measures (including tariffs on automobiles and automotive parts imported into the United States and other markets) may materially and adversely affect Korean automakers and parts suppliers, which rely significantly on exports and global supply chains. Automotive companies are also subject to supply chain disruptions (including shortages of semiconductors and battery raw materials), volatility in raw material and component costs, product recalls, warranty claims, and product liability litigation, any of which could have a material adverse effect on their business and results of operations. Certain automotive companies, including South Korean automakers, have significant unionized workforces and have historically experienced labor disputes and work stoppages, which may disrupt production and adversely affect operating results.
xETFs Hyundai Group ETF | Shipbuilding And Heavy Industries Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shipbuilding and Heavy Industries Risk. The Fund is expected to have significant exposure to companies engaged in shipbuilding, marine engineering, power equipment, and other heavy industries. The shipbuilding industry is highly cyclical and is affected by global trade volumes, newbuild vessel prices and order backlogs, charter and freight rates, energy prices, shipyard capacity, and the age and composition of the global fleet. Shipbuilding and heavy industrial contracts are typically long-term and may be fixed-price, exposing companies to cost overruns, delays, penalties, contract cancellations or renegotiations, and counterparty credit risk. Fluctuations in the price of steel plate and other raw materials, as well as currency movements, can significantly affect profitability. Korean shipbuilders face intense competition, including from shipbuilders in China and other jurisdictions that may benefit from government subsidies or lower cost structures. Demand for certain vessel types may shift rapidly in response to environmental regulation of marine fuels and emissions, changes in energy markets (including demand for liquefied natural gas carriers and offshore energy platforms), and geopolitical developments, and companies that misjudge these shifts may experience underutilized capacity or losses. Heavy-industry companies engaged in naval and defense shipbuilding are additionally subject to government contracting and procurement risks.
xETFs Hyundai Group ETF | Defense Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Defense Industry Risk. Certain Hyundai Group Companies derive revenues from defense products, including military vehicles, naval ships, and related systems. Companies engaged in the defense industry are subject to risks associated with government contracting, including dependence on government appropriations and procurement decisions, changes in defense budgets and spending priorities, contract award protests, fixed-price contract exposure, audits, and potential penalties, suspension, or debarment. Defense exports are subject to export control laws and licensing requirements in South Korea and other jurisdictions, and changes in such laws, or in the geopolitical relationships that drive demand for defense products, could materially affect these companies’ revenues and growth prospects. Demand for defense products may be volatile and driven by geopolitical tensions and conflicts, which are inherently unpredictable, and periods of reduced tension or fiscal restraint may result in reduced defense spending.
xETFs Hyundai Group ETF | Industrials, Steel, And Construction Risk Member
Prospectus [Line Items]
Risk [Text Block]	Industrials, Steel, and Construction Risk. The Fund is expected to have exposure to companies engaged in steel production, engineering and construction, rail systems, logistics, and other industrial businesses. The steel industry is highly cyclical and is affected by global supply and demand dynamics, including overcapacity, the prices of iron ore, coking coal, scrap, and energy, tariffs and trade remedies, and increasingly stringent carbon emissions regulation, which may require substantial capital investment in lower-carbon production technologies. Engineering and construction companies are subject to long-term, and in some cases fixed-price, contract exposure, cost overruns, delays, disputes with project owners, and political, legal, and payment risks on international projects. Rail and other government-procurement businesses depend on public infrastructure budgets and procurement decisions, which may be delayed, reduced, or awarded to competitors. Logistics businesses are sensitive to global trade volumes, freight and charter rates, and fuel costs, and may depend significantly on affiliated companies for revenues.
xETFs Hyundai Group ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
xETFs Hyundai Group ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.